Taxation - Schedule of Reconciliation of Income Tax Expense Benefit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 7,294	$ 1,220
Income before tax multiplied by the standard rate of Canadian corporate tax of [26.5]%	1,933	323
Income taxes recorded at rates different from the Canadian tax rate	(335)	(167)
Tax losses for which no benefit is recognized	21	1
Net (non-taxable) non-deductible foreign exchange and other gains and losses	(3)	6
Tax on reversal of statutory intercompany investment values	34	905
Recognition of tax losses that arose in prior years due to changes in statutory intercompany investment values	(34)	(905)
Provision for uncertain tax positions	5	10
Recognition of tax losses that arose in prior years	(3)	(138)
U.S. base erosion minimum tax		43
Impact of tax law changes	(17)
Research and development credits	(10)	(12)
Other adjustments related to prior years	11	(6)
Withholding taxes	8	6
Other differences	(3)	5
Total tax expense	$ 1,607	$ 71